Accounting information and policies (Policies)	6 Months Ended
Jun. 30, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation	These condensed consolidated financial statements are prepared in accordance with IAS 34 'Interim Financial
Reporting' as issued by the International Accounting Standards Board (IASB) and as adopted for use in the UK.
As required by the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority, the condensed consolidated financial statements have been prepared applying the accounting policies and presentation that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31
December 2024. In preparing these condensed consolidated financial statements, judgements and estimates that affect the application of accounting policies used by management have remained consistent with those applied in the consolidated financial statements for the year ended 31 December 2024.
Management have produced forecasts which have been modelled for different plausible scenarios. These scenarios confirm the Group is able to generate profits and cash in the year ended 31 December 2025 and beyond. As a result, the Directors have a reasonable expectation that the Group has adequate resources to meet its obligations as they fall due for a period of at least 12 months from the date of signing these condensed consolidated financial statements. Accordingly, they continue to adopt the going concern basis in preparing the half year condensed consolidated financial statements.
Management has produced forecasts which have been modelled for different plausible scenarios. These scenarios confirm the Group is able to generate profits and cash in the year ended 31 December 2025 and beyond. Unilever has €4.3 billion of cash and cash equivalents, of which €0.9 billion is held in central finance companies for maximum flexibility. In addition, the Group has committed credit facilities in place for general corporate purposes. The undrawn bilateral committed credit facilities in place on 30 June 2025 were $5.2 billion and €2.6 billion. As a result, the Directors have a reasonable expectation that the Group has adequate resources to meet its obligations as they fall due for a period of at least 12 months from the date of signing these financial statements. Accordingly, they continue to adopt the going concern basis in preparing the half year financial statements.
The condensed consolidated financial statements are shown at current exchange rates with year-on-year changes shown to facilitate comparison. The consolidated income statement on page 20, the consolidated statement of comprehensive income on page 20, the consolidated statement of changes in equity on page 21 and the consolidated cash flow statement on page 23 are translated at exchange rates current in each period. The consolidated balance sheet on page 22 is translated at period-end rates of exchange.
The condensed consolidated financial statements attached do not constitute the full financial statements within the meaning of section 434 of the UK Companies Act 2006. The comparative figures for the financial year ended 31
December 2024 are not Unilever PLC’s statutory accounts for that financial year. The annual financial statements of the Group are prepared in accordance with international financial reporting standards (IFRS) as issued by the
International Accounting Standards Board (IASB) and UK adopted international accounting standards and in accordance with the requirements of the UK Companies Act 2006.
Recent accounting developments adopted by the Group and New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group	Recent accounting developments adopted by the Group
All standards or amendments to the standards that have been issued by the IASB and were effective 1 January 2025 were not applicable or material to Unilever.
New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
Upcoming amendments to IFRS 9 and IFRS 7 ‘The Classification and Measurement of Financial instruments’ effective
1 January 2026 and IFRS 18 Presentation and Disclosure in Financial Statements effective 1 January 2027 have been released, but these have not yet been adopted by the Group. The Group is currently assessing their impact on the financial results and position of the Group.
All other new standards or amendments that are not yet effective that have been issued by the IASB are not applicable or material to Unilever.